Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Schedule of sales information

For the years ended December 31, 2021 and 2020, the Company’s net sales disaggregated by the major sources - Core Products and Non-Core Products (see Note 1) - were as follows (in thousands):

	Year Ended
	December 31,
	2021	2020
Sales by product
Core Products	$37,603	$36,216
Non-Core Products	9,787	6,466
Total Net Sales	$47,390	$42,682